Intangible Assets (Details) - Schedule of Intangible Assets	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Intangible Assets [Abstract]
At January 1	RM 4,700,894	$ 1,024,316
Additions	3,009,940	638,078	4,700,894
Currency realignment	127,900	27,113
Effect of foreign exchange		(27,773)
At December 31	RM 7,838,734	$ 1,661,734	RM 4,700,894